NYSE

17010119

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

February 22, 2017

Received SEC
FEB 22 2017
Washington, DC 20549
CERT NYS
File No. 001-33708

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.625% Notes due 2019, Floating Rate Notes due 2020, 2.000% Notes due 2020, and 2.625% Notes due 2022 of Philip Morris International Inc., under the Exchange Act of 1934.

Sincerely,

[signature]